Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Total revenues, net of rebates and discounts (including transactions with related parties)	$ 363,722	$ 341,497	$ 238,782
Costs of revenues (including transactions with related parties)	200,649	200,054	118,603
Related parties
Related party transactions
Total revenues, net of rebates and discounts (including transactions with related parties)	17,270	15,991	18,284
Costs of revenues (including transactions with related parties)	$ 39	$ 87	$ 730